Loans and Other Financing - Summary of Exposure to Credit Risk (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Less: Allowance for ECL/impairment losses	$ (3,869,037)	$ (3,937,321)
Exposure to credit risk	179,166,463	195,864,678
Maximum exposure to credit risk	$ 183,035,500	199,801,999
Percentage of maximum exposure to credit risk	100.00%
Commerce [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 69,309,152	$ 73,362,164
Percentage of maximum exposure to credit risk	100.00%
Percentage of credit quality of loans	100.00%	100.00%
Commerce [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 68,185,139	$ 72,627,030
Percentage of credit quality of loans	98.40%	99.00%
Commerce [member] | Performing [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 56,591,419	$ 58,819,493
Commerce [member] | Performing [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,087,897	12,872,225
Commerce [member] | Performing [member] | Sub-standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	505,823	935,312
Commerce [member] | Past due but no impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		21,497
Commerce [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,124,013	$ 713,637
Percentage of credit quality of loans	1.60%	1.00%
Commerce [member] | Impairments stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 67,170,083
Percentage of maximum exposure to credit risk	96.90%
Commerce [member] | Impairments stage 1 [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 67,170,083
Commerce [member] | Impairments stage 1 [member] | Performing [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	56,341,549
Commerce [member] | Impairments stage 1 [member] | Performing [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,643,340
Commerce [member] | Impairments stage 1 [member] | Performing [member] | Sub-standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	185,194
Commerce [member] | Impairments stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,015,056
Percentage of maximum exposure to credit risk	1.50%
Commerce [member] | Impairments stage 2 [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,015,056
Commerce [member] | Impairments stage 2 [member] | Performing [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	249,870
Commerce [member] | Impairments stage 2 [member] | Performing [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	444,557
Commerce [member] | Impairments stage 2 [member] | Performing [member] | Sub-standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	320,629
Commerce [member] | Impairments Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,124,013
Percentage of maximum exposure to credit risk	1.60%
Commerce [member] | Impairments Stage 3 [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,124,013
Consumer [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 113,726,348	$ 126,439,835
Percentage of maximum exposure to credit risk	100.00%	100.00%
Consumer [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 106,030,218	$ 119,775,445
Percentage of maximum exposure to credit risk	93.20%	94.70%
Consumer [member] | Performing [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 82,628,494	$ 92,605,030
Consumer [member] | Performing [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,233,568	20,170,813
Consumer [member] | Performing [member] | Sub-standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,168,156	6,999,602
Consumer [member] | Past due but no impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 5,381,318	$ 5,250,898
Percentage of maximum exposure to credit risk	4.70%	4.20%
Consumer [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 2,314,812	$ 1,413,492
Percentage of maximum exposure to credit risk	2.10%	1.10%